STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Common stock New Dragonfly	Common stock	Additional Paid-in Capital New Dragonfly	Additional Paid-in Capital	Retained Earnings [Member] New Dragonfly	Retained Earnings [Member]	New Dragonfly	Total
Balance at the beginning at Dec. 31, 2019							$ 2,000,000
Balance at the beginning (in shares) at Dec. 31, 2019							10,000,000
Balance at the end at Dec. 31, 2020							$ 2,000,000
Balance at the end (in shares) at Dec. 31, 2020							10,000,000
Balance at the beginning at Dec. 31, 2019	$ 4,000		$ 88,000		$ 1,222,000		$ 1,314,000
Balance at the beginning (in shares) at Dec. 31, 2019							20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					6,878,000		$ 6,878,000
Stock compensation expense			351,000				$ 351,000
Stock compensation expense (in shares)							8,200,000
Exercise of stock options			12,000				$ 12,000
Options exercised							32,270
Balance at the end at Dec. 31, 2020	$ 4,000	$ 317	451,000	$ 24,683	8,100,000	$ (1,000)	$ 8,555,000	$ 24,000
Balance at the end (in shares) at Dec. 31, 2020	20,040,470	3,162,500					20,040,470
Balance at the end at Dec. 31, 2020							$ 2,000,000
Balance at the end (in shares) at Dec. 31, 2020							10,000,000
Balance at the beginning at Jun. 23, 2020		$ 0		0		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				0		(1,000)		(1,000)
Balance at the end at Dec. 31, 2020	$ 4,000	$ 317	451,000	24,683	8,100,000	(1,000)	$ 8,555,000	24,000
Balance at the end (in shares) at Dec. 31, 2020	20,040,470	3,162,500					20,040,470
Balance at the end at Sep. 30, 2021							$ 2,000,000
Balance at the end (in shares) at Sep. 30, 2021							10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					4,421,000		$ 4,421,000	2,689,709
Stock compensation expense			428,000				428,000
Exercise of stock options			26,000				$ 26,000
Options exercised	49,727						49,727
Balance at the end at Sep. 30, 2021	$ 4,000	$ 317	905,000		12,521,000	(245,451)	$ 13,430,000	(245,134)
Balance at the end (in shares) at Sep. 30, 2021	20,090,197	3,162,500
Balance at the beginning at Dec. 31, 2020							$ 2,000,000
Balance at the beginning (in shares) at Dec. 31, 2020							10,000,000
Balance at the end at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the end (in shares) at Dec. 31, 2021							10,000,000
Balance at the beginning at Dec. 31, 2020	$ 4,000	$ 317	451,000	24,683	8,100,000	(1,000)	$ 8,555,000	24,000
Balance at the beginning (in shares) at Dec. 31, 2020	20,040,470	3,162,500					20,040,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				0	4,338,000	1,910,487	$ 4,338,000	1,910,487
Stock compensation expense			734,000				734,000
Exercise of stock options			434,000				$ 434,000
Options exercised							835,005
Balance at the end at Dec. 31, 2021	$ 4,000	$ 317	1,619,000	0	12,438,000	(1,024,673)	$ 14,061,000	(1,024,356)
Balance at the end (in shares) at Dec. 31, 2021	20,875,475	3,162,500					20,875,475
Balance at the beginning at Mar. 31, 2021		$ 317		24,683		(1,000)		24,000
Balance at the beginning (in shares) at Mar. 31, 2021		3,162,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(834)		(834)
Balance at the end at Jun. 30, 2021		$ 317		24,683		(1,834)		23,166
Balance at the end (in shares) at Jun. 30, 2021		3,162,500
Balance at the end at Sep. 30, 2021							$ 2,000,000
Balance at the end (in shares) at Sep. 30, 2021							10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						2,690,543		2,690,543
Balance at the end at Sep. 30, 2021	$ 4,000	$ 317	905,000		12,521,000	(245,451)	$ 13,430,000	(245,134)
Balance at the end (in shares) at Sep. 30, 2021	20,090,197	3,162,500
Balance at the beginning at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the beginning (in shares) at Dec. 31, 2021							10,000,000
Balance at the beginning at Dec. 31, 2021	$ 4,000	$ 317	1,619,000	0	12,438,000	(1,024,673)	$ 14,061,000	(1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021	20,875,475	3,162,500					20,875,475
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						1,191,840		1,191,840
Balance at the end at Mar. 31, 2022		$ 317				167,167		167,484
Balance at the end (in shares) at Mar. 31, 2022		3,162,500
Balance at the beginning at Dec. 31, 2021							$ 2,000,000	128,397,500
Balance at the beginning (in shares) at Dec. 31, 2021							10,000,000
Balance at the end at Sep. 30, 2022							$ 2,000,000
Balance at the end (in shares) at Sep. 30, 2022							10,000,000
Balance at the beginning at Dec. 31, 2021	$ 4,000	$ 317	1,619,000	$ 0	12,438,000	(1,024,673)	$ 14,061,000	(1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021	20,875,475	3,162,500					20,875,475
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					(7,456,000)		$ (7,456,000)	(1,298,108)
Stock compensation expense			1,155,000				1,155,000
Exercise of stock options			707,000				$ 707,000
Options exercised	491,299						491,299
Balance at the end at Sep. 30, 2022	$ 5,000	$ 317	18,480,000		4,982,000	(2,826,593)	$ 23,467,000	(2,826,276)
Balance at the end (in shares) at Sep. 30, 2022	22,634,276	3,162,500					22,634,276
Balance at the beginning at Mar. 31, 2022		$ 317				167,167		167,484
Balance at the beginning (in shares) at Mar. 31, 2022		3,162,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(570,333)		(570,333)
Balance at the end at Jun. 30, 2022		$ 317				(403,166)		(402,849)
Balance at the end (in shares) at Jun. 30, 2022		3,162,500
Balance at the end at Sep. 30, 2022							$ 2,000,000
Balance at the end (in shares) at Sep. 30, 2022							10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(1,919,615)		(1,919,615)
Balance at the end at Sep. 30, 2022	$ 5,000	$ 317	$ 18,480,000		$ 4,982,000	$ (2,826,593)	$ 23,467,000	$ (2,826,276)
Balance at the end (in shares) at Sep. 30, 2022	22,634,276	3,162,500					22,634,276